Parent Company Financial Information (Schedule Of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net income/(loss)	$ 219,523,000		$ 29,602,000		$ (27,759,000)
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	56,896,000		71,616,000		117,972,000
Loss on securities	(2,872,000)		(2,211,000)		(365,000)
Stock-based compensation expense	11,351,000		16,144,000		16,201,000
Net (increase)/decrease in interest receivable and other assets	288,148,000		8,787,000		188,423,000
Net (decrease)/increase in interest payable and other liabilities	(60,599,000)		(285,843,000)		(223,446,000)
Total adjustments	473,684,000		390,306,000		387,847,000
Net cash provided/(used) by operating activities	704,734,000		431,373,000		371,552,000
Securities:
Sales and prepayments	7,829,000		63,787,000		47,536,000
Purchases	(751,365,000)		(1,348,526,000)		(1,157,906,000)
Premises and equipment:
Purchases	(38,880,000)		(41,463,000)		(21,862,000)
Decrease/(increase) in interest-bearing cash	(891,670,000)		(349,940,000)		99,483,000
Net cash provided/(used) by investing activities	(1,486,679,000)		762,953,000		(415,165,000)
Preferred stock:
Proceeds from issuance of preferred stock	0		95,624,000		0
Cash dividends	(6,200,000)		(4,288,000)		0
Common stock:
Exercise of stock options	1,864,000		651,000		144,000
Cash dividends	(47,366,000)		(38,229,000)		(10,066,000)
Repurchase of shares	(43,579,000)	[1]	(91,533,000)	[1]	(133,757,000)	[1]
Term borrowings:
Repayment of term borrowings	(23,572,000)		(430,088,000)		(234,209,000)
Increase/(decrease) in short-term borrowings	89,916,000		(738,650,000)		288,060,000
Net cash provided/(used) by financing activities	1,025,441,000		(1,472,679,000)		321,620,000
Net increase/(decrease) in cash and cash equivalents	243,496,000		(278,353,000)		278,007,000
Total interest paid	81,151,000		97,387,000		111,033,000
Total taxes paid	77,779,000		5,437,000		33,112,000
Parent Company [Member]
Net income/(loss)	219,523,000		29,602,000		(27,759,000)
Less undistributed net loss of subsidiaries	66,428,000		(115,202,000)		(90,330,000)
Income/(loss) before equity in undistributed net income of subsidiaries	153,095,000		144,804,000		62,571,000
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(390,000)		(1,314,000)		(2,335,000)
Loss on securities	5,736,000		2,182,000		0
Stock-based compensation expense	11,351,000		16,144,000		16,201,000
Net (increase)/decrease in interest receivable and other assets	1,836,000		4,959,000		14,945,000
Net (decrease)/increase in interest payable and other liabilities	1,505,000		8,626,000		1,599,000
Total adjustments	4,894,000		16,315,000		520,000
Net cash provided/(used) by operating activities	157,989,000		161,119,000		63,091,000
Securities:
Sales and prepayments	4,693,000		599,000		512,000
Purchases	40,000		120,000		180,000
Premises and equipment:
Purchases	20,000		63,000		225,000
Decrease/(increase) in interest-bearing cash	15,800,000		64,200,000		85,000,000
Return on investment in subsidiary	(150,000)		(90,000)		0
Net cash provided/(used) by investing activities	20,583,000		64,706,000		85,107,000
Preferred stock:
Proceeds from issuance of preferred stock	0		95,624,000		0
Cash dividends	6,200,000		4,288,000		0
Common stock:
Repurchase of common stock warrant - CPP	0		0		0
Exercise of stock options	1,864,000		651,000		144,000
Cash dividends	47,366,000		38,229,000		10,066,000
Repurchase of shares	43,579,000		91,533,000		133,757,000
Term borrowings:
Repayment of term borrowings	0		100,000,000		0
Increase/(decrease) in short-term borrowings	3,000,000		(27,200,000)		(900,000)
Other	0		0		(14,000)
Net cash provided/(used) by financing activities	(92,281,000)		(164,975,000)		(144,593,000)
Net increase/(decrease) in cash and cash equivalents	86,291,000		60,850,000		3,605,000
Cash and cash equivalents at beginning of period	81,271,000		20,421,000,000		16,816,000,000
Cash and cash equivalents at end of period	167,562,000		81,271,000		20,421,000,000
Total interest paid	23,282,000		24,102,000		23,858,000
Total taxes paid	$ 17,053,000		$ 31,075,000		$ 10,671,000

[1]
2014 includes $38.5 million repurchased under the share repurchase program launched in 2014. 2013 and 2012 include $87.6 million, and $131.0 million, respectively, repurchased under the share repurchase program which was active from October 2011 to January 2014.